ETF5 P2 03/22

SUPPLEMENT DATED March 4, 2022

TO THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION (“SAI”), BOTH DATED AUGUST 1, 2021

OF

Franklin FTSE Russia ETF (the “Fund”)

(a series of Franklin Templeton ETF Trust)

The information in this supplement updates information in, and should be read in conjunction with, the Prospectus and SAI for the Fund:

1. Effective today shortly before 4 am ET, NYSE Arca, Inc. halted trading of the Fund in light of ongoing issues related to Russia’s invasion of Ukraine.

2. The following disclosure is added under the sections titled “Fund Summaries—Principal Risks” and “Fund Details—Principal Risks” in the Fund’s Prospectus:

Risks Related to Russia’s Invasion of Ukraine

Russia’s recent military invasion of Ukraine, the resulting responses by the United States and other countries, and the potential for wider conflict has increased volatility and uncertainty in the financial markets and adversely affected the Fund. The United States and other countries and certain international organizations have imposed broad-ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to Russia’s invasion of Ukraine.  These sanctions froze certain Russian assets and prohibited, among other things, trading in certain Russian securities and doing business with specific Russian corporate entities, large financial institutions, officials and oligarchs. The sanctions also included the removal of some Russian banks from the Society for Worldwide Interbank Financial Telecommunications (SWIFT), the electronic network that connects banks globally, and imposed restrictive measures to prevent the Russian Central Bank from undermining the impact of the sanctions. A number of large corporations and U.S. states have also announced plans to divest interests or otherwise curtail business dealings with certain Russian businesses.  These sanctions and any additional sanctions or other intergovernmental actions that may be undertaken against Russia in the future may result in the devaluation of the Russian currency, a downgrade in the country’s credit rating, and a decline in the value and liquidity of Russian securities.  These, as well as any other economic consequences to Russia, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on the Russian government, companies or individuals, along with any retaliatory actions or countermeasures that may be taken by Russia (including cyberattacks on other governments, corporations or individuals), may further decrease the value and liquidity of Russian securities.

As a result, the Fund’s ability to price, buy, sell, receive or deliver Russian investments has been impaired.  For example, the Fund may be prohibited from investing in or acquiring securities issued by companies subject to such sanctions. In addition, the sanctions may require the Fund to freeze its existing investments in companies operating in or having dealings with Russia, which would prevent the Fund from selling or delivering these investments. Further, any exposure that the Fund may have to Russian counterparties could negatively impact the Fund’s portfolio. The liquidation of Fund assets during this time may also result in the Fund receiving substantially lower prices for its securities.  The extent and duration of Russia’s military actions and the repercussions of such actions are impossible to predict, but could result in significant market disruptions, including in the oil and natural gas markets, and may negatively affect global supply chains, inflation and global growth.  These and any related events could significantly impact the Fund’s performance and the value of an investment in the Fund.  During this time, the Fund may not meet its investment goal and may experience increased tracking error.

Franklin Templeton will provide further updates to market participants on future developments related to the Fund.

Please keep this supplement with your Prospectus and SAI for future reference.

2

ETF5 SA2 03/22

SUPPLEMENT DATED March 4, 2022

TO THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION (“SAI”), BOTH DATED AUGUST 1, 2021

OF

Franklin FTSE Russia ETF (the “Fund”)

(a series of Franklin Templeton ETF Trust)

The information in this supplement updates information in, and should be read in conjunction with, the Prospectus and SAI for the Fund:

1. Effective today shortly before 4 am ET, NYSE Arca, Inc. halted trading of the Fund in light of ongoing issues related to Russia’s invasion of Ukraine.

2. The following disclosure is added under the sections titled “Fund Summaries—Principal Risks” and “Fund Details—Principal Risks” in the Fund’s Prospectus:

Risks Related to Russia’s Invasion of Ukraine

Russia’s recent military invasion of Ukraine, the resulting responses by the United States and other countries, and the potential for wider conflict has increased volatility and uncertainty in the financial markets and adversely affected the Fund. The United States and other countries and certain international organizations have imposed broad-ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to Russia’s invasion of Ukraine.  These sanctions froze certain Russian assets and prohibited, among other things, trading in certain Russian securities and doing business with specific Russian corporate entities, large financial institutions, officials and oligarchs. The sanctions also included the removal of some Russian banks from the Society for Worldwide Interbank Financial Telecommunications (SWIFT), the electronic network that connects banks globally, and imposed restrictive measures to prevent the Russian Central Bank from undermining the impact of the sanctions. A number of large corporations and U.S. states have also announced plans to divest interests or otherwise curtail business dealings with certain Russian businesses.  These sanctions and any additional sanctions or other intergovernmental actions that may be undertaken against Russia in the future may result in the devaluation of the Russian currency, a downgrade in the country’s credit rating, and a decline in the value and liquidity of Russian securities.  These, as well as any other economic consequences to Russia, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on the Russian government, companies or individuals, along with any retaliatory actions or countermeasures that may be taken by Russia (including cyberattacks on other governments, corporations or individuals), may further decrease the value and liquidity of Russian securities.

As a result, the Fund’s ability to price, buy, sell, receive or deliver Russian investments has been impaired.  For example, the Fund may be prohibited from investing in or acquiring securities issued by companies subject to such sanctions. In addition, the sanctions may require the Fund to freeze its existing investments in companies operating in or having dealings with Russia, which would prevent the Fund from selling or delivering these investments. Further, any exposure that the Fund may have to Russian counterparties could negatively impact the Fund’s portfolio. The liquidation of Fund assets during this time may also result in the Fund receiving substantially lower prices for its securities.  The extent and duration of Russia’s military actions and the repercussions of such actions are impossible to predict, but could result in significant market disruptions, including in the oil and natural gas markets, and may negatively affect global supply chains, inflation and global growth.  These and any related events could significantly impact the Fund’s performance and the value of an investment in the Fund.  During this time, the Fund may not meet its investment goal and may experience increased tracking error.

Franklin Templeton will provide further updates to market participants on future developments related to the Fund.

Please keep this supplement with your Prospectus and SAI for future reference.

2